Subsequent Events - Additional Information (Detail) - Subsequent Event - USD ($) $ in Millions	Feb. 28, 2022	Jan. 06, 2022
Subsequent Event [Line Items]
Stock repurchase program, authorized amount		$ 20.0
Base Salary And COBRA Healthcare Expense Reimbursements | Former Chief Executive Officer
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, maximum contractual term	12 months
Pro Rata Bonus, Prior Fiscal Year | Former Chief Executive Officer
Subsequent Event [Line Items]
Pro rata bonus	$ 0.2
Pro Rata Bonus, Current Fiscal Year | Former Chief Executive Officer
Subsequent Event [Line Items]
Pro rata bonus	$ 0.1
Stock Options | Former Chief Executive Officer
Subsequent Event [Line Items]
Accelerated vesting (in shares)	175,000
Restricted Stock Units (RSUs) | Former Chief Executive Officer
Subsequent Event [Line Items]
Accelerated vesting (in shares)	25,671